FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,800,000	$ 1,066,243	¥ 3,260,670	¥ 3,561,544
Non-current asset:
TOTAL ASSETS	32,670,720	4,475,868	27,117,500
Current liabilities:
Amounts due to related parties	¥ 14,509,628	$ 1,987,811	¥ 16,355,902
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accruals and other current liabilities	¥ 8,478,772	$ 1,161,587	¥ 6,243,956
Non-current liabilities:
TOTAL LIABILITIES	42,823,549	5,866,801	35,796,100
SHAREHOLDERS' DEFICIT
Ordinary shares	3,361	460	2,584
Preferred shares			362
Additional paid-in capital	15,757,089	2,158,712	11,213,798
Treasury shares	186,812	25,593
Accumulated deficit	(27,289,256)	(3,738,613)	(20,865,686)
Accumulated other comprehensive income (loss)	(22,919)	(3,140)	17,555
ZEEKR Intelligent Technology Holding Limited shareholders' deficit	(11,738,537)	(1,608,174)	(9,631,387)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	¥ 32,670,720	4,475,868	27,117,500
Parent | Reportable legal entity
Current assets:
Cash and cash equivalents		88,629	646,933	225,908
Other current assets		313	2,284	25,641
Amounts due from subsidiaries		7,171	52,343	7,012
Non-current asset:
TOTAL ASSETS		96,113	701,560	258,561
Current liabilities:
Amounts due to subsidiaries		33,621	245,411
Amounts due to related parties		$ 24	¥ 172
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accruals and other current liabilities		$ 2,291	¥ 16,721	8,488
Non-current liabilities:
Deficits of investments in subsidiaries		1,668,351	12,177,793	9,881,460
TOTAL LIABILITIES		1,704,287	12,440,097	9,889,948
SHAREHOLDERS' DEFICIT
Ordinary shares		460	3,361	2,584
Preferred shares				362
Additional paid-in capital		2,158,712	15,757,089	11,213,798
Treasury shares		(25,593)	(186,812)
Accumulated deficit		(3,738,613)	(27,289,256)	(20,865,686)
Accumulated other comprehensive income (loss)		(3,140)	(22,919)	17,555
ZEEKR Intelligent Technology Holding Limited shareholders' deficit		(1,608,174)	(11,738,537)	(9,631,387)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT		$ 96,113	¥ 701,560	¥ 258,561